Results related to derecognition of financial liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Results related to derecognition of financial liabilities
Schedule of results related to derecognition of financial liabilities

	Six month period
	ended June 30,
	2023	2022
	€1,000	€1,000

Gain on waiver of Amylon convertible loans	509	1,144
	509	1,144